PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

8. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2024	2023

Computer and accessories	$-	$89,170
Office Equipment	-	25,420
Vehicle	-	25,365
Leasehold improvement	-	350,518
Less: accumulated depreciation	-	(414,003)
Property and equipment, net	$-	$76,470

Depreciation expense for the years ended December 31, 2024, 2023 and 2022 was $26,361, $80,775 and $87,973, respectively.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS